Securities, 424I - Securities, 424I: 1	Sep. 22, 2025 USD ($)
Securities, 424I Table
Security Class Title	Common stock, par value $0.00001 per share
Fee Rate	0.00015%
Amount of Registration Fee	$ 24,868.8